Organization and Description of Business	3 Months Ended	12 Months Ended
	Apr. 30, 2025	Jan. 31, 2025
Organization and Description of Business [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS
1.	ORGANIZATION AND DESCRIPTION OF BUSINESS

Organization

Nutriband Inc. (the “Company”) is a Nevada corporation, incorporated on January 4, 2016. In January 2016, the Company acquired Nutriband Ltd, an Irish company which was formed by the Company’s chief executive officer in 2012 to enter the health and wellness market by marketing transdermal patches. References to the Company relate to the Company and its subsidiaries unless the context indicates otherwise.

On August 1, 2018, the Company acquired 4P Therapeutics LLC (“4P Therapeutics”) for $2,250,000, consisting of 250,000 shares of common stock, valued at $1,850,000, and $400,000, and a royalty of 6% on all revenue generated by the Company from the abuse deterrent intellectual property that had been developed by 4P Therapeutics payable to the former owner of 4P Therapeutics. The former owner of 4P Therapeutics was a director of the Company from April 2018, when the Company entered into an agreement to acquire 4P Therapeutics until he resigned as a director in January 2022.

4P Therapeutics is engaged in the development of transdermal pharmaceutical products. With the acquisition of 4P Therapeutics, 4P Therapeutics’ drug development business became the Company’s principal business. The primary focus of the business is to incorporate the Company’s Aversa abuse deterrent technology into transdermal patches containing already approved drugs. Although these drugs are already approved, the Company needs to conduct a product development program which will include the preclinical and clinical trials that are necessary to receive FDA approval before we can market any of our pharmaceutical products.

On August 25, 2020, the Company formed Pocono Pharmaceuticals Inc. (“Pocono Pharmaceuticals”), a wholly owned subsidiary of the Company. On August 31, 2020, the Company acquired certain assets and liabilities associated with the Transdermal, Topical, Cosmetic, and Nutraceutical businesses of Pocono Coated Products LLC (“PCP”). The net assets were contributed to Pocono Pharmaceuticals. Included in the transaction, Pocono Pharmaceuticals also acquired 100% of the membership interests of Active Intelligence LLC (“Active Intelligence”).

Pocono Pharmaceuticals is a coated products contract development and manufacturing organization that supports their customers with product design, development and manufacturing services. Pocono Pharmaceuticals has specialized expertise and state-of-the-art manufacturing capabilities for topical, transdermal and kinesiology tape products. Active Intelligence manufactures activated kinesiology tape for customers in the sports and physical markets.

1.	ORGANIZATION AND DESCRIPTION OF BUSINESS

Organization

Nutriband Inc. (the “Company”) is a Nevada corporation, incorporated on January 4, 2016. In January 2016, the Company acquired Nutriband Ltd, an Irish company which was formed by the Company’s chief executive officer in 2012 to enter the health and wellness market by marketing transdermal patches. References to the Company relate to the Company and its subsidiaries unless the context indicates otherwise.

On August 1, 2018, the Company acquired 4P Therapeutics LLC (“4P Therapeutics”) for $2,250,000, consisting of 250,000 shares of common stock, valued at $1,850,000, and $400,000, and a royalty of 6% on all revenue generated by the Company from the abuse deterrent intellectual property that had been developed by 4P Therapeutics payable to the former owner of 4P Therapeutics. The former owner of 4P Therapeutics was a director of the Company from April 2018, when the Company entered into an agreement to acquire 4P Therapeutics until he resigned as a director in January 2022.

4P Therapeutics is engaged in the development of transdermal pharmaceutical products. With the acquisition of 4P Therapeutics, 4P Therapeutics’ drug development business became the Company’s principal business. The primary focus of the business is to incorporate the Company’s Aversa abuse deterrent technology into transdermal patches containing already approved drugs. Although these drugs are already approved, the Company needs to conduct a product development program which will include the preclinical and clinical trials that are necessary to receive FDA approval before we can market any of our pharmaceutical products.

On August 25, 2020, the Company formed Pocono Pharmaceuticals Inc. (“Pocono Pharmaceuticals”), a wholly owned subsidiary of the Company. On August 31, 2020, the Company acquired certain assets and liabilities associated with the Transdermal, Topical, Cosmetic, and Nutraceutical businesses of Pocono Coated Products LLC (“PCP”). The net assets were contributed to Pocono Pharmaceuticals. Included in the transaction, Pocono Pharmaceuticals also acquired 100% of the membership interests of Active Intelligence LLC (“Active Intelligence”).

Pocono Pharmaceuticals is a coated products contract development and manufacturing organization that supports their customers with product design, development and manufacturing services. Pocono Pharmaceuticals has specialized expertise and state-of-the-art manufacturing capabilities for topical, transdermal and kinesiology tape products. Active Intelligence manufactures activated kinesiology tape for customers in the sports and physical markets.